Consolidated Statements of Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest and dividend income:
Loans, including fees	$ 8,832,000	$ 8,222,000	$ 18,074,000	$ 15,797,000	$ 34,035,000	$ 28,426,000
Debt securities:
Taxable	1,549,000	1,655,000	3,241,000	3,454,000	6,962,000	5,159,000
Tax-exempt	52,000	51,000	59,000	159,000	178,000	720,000
Dividends	64,000	74,000	134,000	151,000	279,000	259,000
Federal funds sold and interest earning deposits	17,000	106,000	49,000	216,000	304,000	246,000
Total interest and dividend income	10,514,000	10,108,000	21,557,000	19,777,000	41,758,000	34,810,000
Interest expense:
Interest on deposits	2,204,000	2,740,000	4,760,000	5,085,000	10,713,000	6,812,000
Interest on short-term borrowings	39,000	58,000	96,000	225,000	377,000	221,000
Interest on long-term borrowings	439,000	387,000	884,000	780,000	1,575,000	1,165,000
Interest on subordinated loans	192,000	217,000	398,000	434,000	863,000	846,000
Total interest expense	2,874,000	3,402,000	6,138,000	6,524,000	13,528,000	9,044,000
Net interest income	7,640,000	6,706,000	15,419,000	13,253,000	28,230,000	25,766,000
Provision for loan losses	1,146,000	610,000	2,213,000	754,000	1,966,000	1,497,000
Net interest income after provision for loan losses	6,494,000	6,096,000	13,206,000	12,499,000	26,264,000	24,269,000
Noninterest income:
Earnings and gain on bank owned life insurance	106,000	101,000	222,000	222,000	462,000	427,000
Net gains (losses) on sales and redemptions of investment securities	1,023,000	32,000	1,049,000	111,000	329,000	(182,000)
(Losses) gains on marketable equity securities	(722,000)	16,000	(916,000)	57,000	81,000	(62,000)
Net gains on sales of loans and foreclosed real estate	97,000	13,000	769,000	5,000	64,000	50,000
Insurance agency revenue	185,000	218,000	522,000	461,000	844,000	840,000
Total noninterest income	1,531,000	1,219,000	3,279,000	2,312,000	4,917,000	3,835,000
Noninterest expense:
Salaries and employee benefits	2,972,000	3,454,000	6,219,000	7,104,000	13,660,000	12,704,000
Building and occupancy	707,000	632,000	1,461,000	1,287,000	2,674,000	2,243,000
Data processing	552,000	587,000	1,152,000	1,162,000	2,339,000	1,924,000
Professional and other services	301,000	380,000	617,000	716,000	1,325,000	1,360,000
Advertising	261,000	242,000	437,000	481,000	962,000	920,000
FDIC assessments	150,000	130,000	339,000	241,000	421,000	492,000
Audits and exams	125,000	100,000	250,000	200,000	427,000	422,000
Insurance agency expense	212,000	229,000	404,000	428,000	816,000	875,000
Community service activities	12,000	144,000	119,000	282,000	620,000	541,000
Foreclosed real estate expenses	5,000	59,000	35,000	296,000	337,000	150,000
Other expenses	461,000	582,000	970,000	1,053,000	2,149,000	1,918,000
Total noninterest expenses	5,758,000	6,539,000	12,003,000	13,250,000	25,730,000	23,549,000
Income before income taxes	2,267,000	776,000	4,482,000	1,561,000	5,451,000	4,555,000
Provision for income taxes	439,000	175,000	894,000	426,000	1,165,000	546,000
Net income attributable to noncontrolling interest and Pathfinder Bancorp, Inc.	1,828,000	601,000	3,588,000	1,135,000	4,286,000	4,009,000
Net (loss) income attributable to noncontrolling interest	(13,000)	(6,000)	57,000	14,000	10,000	(22,000)
Net income attributable to Pathfinder Bancorp, Inc.	1,841,000	607,000	3,531,000	1,121,000	4,276,000	4,031,000
Convertible preferred stock dividends	69,000	69,000	138,000	69,000	208,000
Warrant dividends	7,000	8,000	15,000	8,000	23,000
Undistributed earnings allocated to participating securities	322,000	38,000	612,000	41,000	467,000
Net income available to common shareholders	$ 1,443,000	$ 492,000	$ 2,766,000	$ 1,003,000	$ 3,578,000	$ 4,031,000
Earnings per common share - basic	$ 0.31	$ 0.11	$ 0.60	$ 0.23	$ 0.80	$ 0.97
Earnings per common share - diluted	0.31	0.11	0.60	0.23	0.80	0.94
Dividends per common share	$ 0.06	$ 0.06	$ 0.12	$ 0.12	$ 0.24	$ 0.24
Service Charges on Deposit Accounts [Member]
Noninterest income:
Noninterest income	$ 303,000	$ 348,000	$ 659,000	$ 630,000	$ 1,391,000	$ 1,148,000
Loan Servicing Fees [Member]
Noninterest income:
Noninterest income	79,000	60,000	128,000	87,000	211,000	170,000
Debit Card Interchange Fees [Member]
Noninterest income:
Noninterest income	205,000	187,000	368,000	331,000	657,000	576,000
Other Charges, Commissions & Fees [Member]
Noninterest income:
Noninterest income	$ 255,000	$ 244,000	$ 478,000	$ 408,000	$ 878,000	$ 868,000